Deferred Revenue - Summary of Contract Liabilities (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Contract Liabilities [Abstract]
Non-current	¥ 67	¥ 27
Current	1,694	1,431
Contract liabilities	¥ 1,761	¥ 1,458